                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  6/30/2012
                                               ----------

Check here if Amendment: [ ]; Amendment Number:
                                               ---------

This Amendment (Check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: PAR Capital Management, Inc.

Address: One International Place, Suite 2401
         Boston, MA 02110

Form 13F File Number: 28-06766
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Steven M. Smith
Title: Chief Operating Officer and General Counsel
Phone: 617-526-8990

Signature, Place, and Date of Signing:

 /s/ Steven M. Smith              Boston, MA                    8/14/12
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:       64
                                        -------------

Form 13F Information Table Value Total: $  2,915,273
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                                          (thousands)

List of Other Included Managers: None

As of June 30, 2012

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As of June 30, 2012

                                                                                INVESTMENT DISCRESTION
                                                                           SHR/
                                                                           PRN/
                                TITLE OF   CUSIP    FAIR MARKET PRINCIPAL  PUT/                SHARED   OTHER
NAME OF ISSUER                   CLASS     NUMBER      VALUE     AMOUNT    CALL SOLE   SHARED  OTHERS  MANAGERS
--------------                  --------- --------- ----------- ---------- ---- ----   ------  ------  --------
Acme Packet Inc.                Common    302182100   2,072,015    111,100 SHR  SOLE
Aetna Inc                       Common    320771108  65,909,000  1,700,000 SHR  SOLE
Alaska Air Group                Common    37045V100 131,976,585  3,676,228 SHR  SOLE
Allegiant Travel Co             Common    371559105  34,840,000    500,000 SHR  SOLE
American Railcar Industries     Common    393657101   3,784,949    139,666 SHR  SOLE
Ameristar Casinos Inc.          Common    402635304  50,459,656  2,839,598 SHR  SOLE
Atlas Air Worldwide Holdings    Common    427093109   5,071,830    116,567 SHR  SOLE
Avis Budget Group Inc.          Common    444859102 107,085,383  7,045,091 SHR  SOLE
Bally Technologies              Common    4.52E+113  76,116,458  1,631,300 SHR  SOLE
Boyd Gaming                     Common    45666q102  27,358,524  3,799,795 SHR  SOLE
BroadSoft Inc.                  Common    464592104   5,526,237    190,889 SHR  SOLE
Churchill Downs                 Common    47760A108  50,406,840    857,405 SHR  SOLE
Cypress Semiconductor Corp      Common    51206P109  25,814,416  1,952,679 SHR  SOLE
Delta Airlines Inc.             Common    517834107 295,650,000 27,000,000 SHR  SOLE
Dollar Thrifty Automotive GP    Common    540211109 184,501,768  2,278,925 SHR  SOLE
Dover Motorsports               Common    54222A106     880,230    671,931 SHR  SOLE
Eagle Materials Inc.            Common    567908108   5,040,900    135,000 SHR  SOLE
Elan PLC                        Common    284131208  14,059,000  1,000,000 CALL SOLE
Expedia Inc.                    Common    58404W109 175,611,728  3,653,250 SHR  SOLE
Express Scripts Inc.            Common    585464100  51,028,620    914,000 SHR  SOLE
First Marblehead Corp           Common    552953101     702,000    600,000 SHR  SOLE
General Motors                  Common    553769100   3,816,806    193,550 SHR  SOLE
Genesee & Wyoming Inc.          Class A   67020Y100   7,470,625    141,382 SHR  SOLE
Greenbrier Companies Inc.       Common    68557K109  15,118,800    860,000 SHR  SOLE
Gulfport Energy Corp            Common    707569109   2,782,966    134,899 SHR  SOLE
Hercules Offshore Inc.          Common    723456109     682,512    192,800 SHR  SOLE
Humana Inc                      Common    726505100  50,676,736    654,400 SHR  SOLE
IMAX Corp                       Common    73941U102  14,418,000    600,000 SHR  SOLE
Informatica Corp.               Common    741503403  14,513,553    342,624 SHR  SOLE
Isle of Capri Casinos           Common    746228303  12,477,554  2,022,294 SHR  SOLE
Jive Software                   Common    760276105  11,227,866    534,915 SHR  SOLE
Lakes Entertainment Inc         Common    79466L302   3,819,051  1,316,914 SHR  SOLE
Las Vegas Sands Corp            Common    848577102  39,141,000    900,000 SHR  SOLE
Lodgenet Entertainment Corp     Common    880779103   3,733,500  2,850,000 SHR  SOLE
Lone Pine Resources Inc.        Common    563571108     687,500    250,000 SHR  SOLE
MarineMax Inc.                  Common    89531P105   4,407,885    463,500 SHR  SOLE
Medcath Corporation             Common    896945201  12,190,853  1,631,975 SHR  SOLE
Melco Crown Entertainment       Spons ADR 910047109  28,678,706  2,489,471 SHR  SOLE
MGM Resorts Intl                Common    911363109  41,571,000  3,725,000 SHR  SOLE
MTR Gaming Group Inc.           Common    91324P102   4,925,712  1,036,992 SHR  SOLE
Nuance Communications, Inc.     Common    913903100  25,370,682  1,065,100 SHR  SOLE
Orbitz Worldwide Inc            Common    92047K107  89,808,593 24,605,094 SHR  SOLE
Penn National Gaming            Common    928563402 104,202,728  2,336,908 SHR  SOLE
Pinnacle Enmt                   Common    94973V107   3,608,462    375,100 SHR  SOLE
Plains Exploration & Product    Common    98954A107   3,969,359    112,830 SHR  SOLE
Pozen Inc                       Common    98974X103  14,750,883  2,367,718 SHR  SOLE
Priceline.com                   Common    68557K109 334,052,875    502,698 SHR  SOLE
Pure Cycle Corp                 Common    741503403  12,437,234  5,982,970 SHR  SOLE
Republic Airways Holdings Inc.  Common    746228303  13,415,355  2,417,181 SHR  SOLE
Salesforce.com Inc.             Common    707569109  12,650,790     91,500 SHR  SOLE
Spirit Airlines Inc.            Common    73941U102 100,842,207  5,182,025 SHR  SOLE
Terex Corp                      Common    726505100   1,961,300    110,000 SHR  SOLE
The Manitowoc Company Inc.      Common    760276105   7,686,900    657,000 SHR  SOLE
Trex Company                    Common    848577102   5,291,748    175,864 SHR  SOLE
Trip Advisor                    Common    89531P105 133,205,249  2,980,650 SHR  SOLE
United Continental Holdings     Common    896945201 114,380,342  4,701,206 SHR  SOLE
United Rentals Inc.             Common    910047109  44,851,547  1,317,613 SHR  SOLE
UnitedHealth Group Inc          Common    913903100 146,250,000  2,500,000 SHR  SOLE
Universal Health Services       Class B   91324P102  46,314,996  1,073,100 SHR  SOLE
ValueVision Media Inc.          Common    911363109  10,088,000  4,850,000 SHR  SOLE
VMware, Inc.                    Common    903293405  18,147,185    199,332 SHR  SOLE
Wellpoint Inc.                  Common    928563402  82,927,000  1,300,000 SHR  SOLE
Zillow Inc.                     Common    92047K107     965,750     25,000 SHR  SOLE
Zipcar Inc.                     Common    94973V107   1,857,105    158,321 SHR  SOLE

                                VOTING AUTHORITY (SHARES)



NAME OF ISSUER                     SOLE     SHARED  NONE
--------------                  ----------  ------  ----
Acme Packet Inc.                   111,100
Aetna Inc                        1,700,000
Alaska Air Group                 3,676,228
Allegiant Travel Co                500,000
American Railcar Industries        139,666
Ameristar Casinos Inc.           2,839,598
Atlas Air Worldwide Holdings       116,567
Avis Budget Group Inc.           7,045,091
Bally Technologies               1,631,300
Boyd Gaming                      3,799,795
BroadSoft Inc.                     190,889
Churchill Downs                    857,405
Cypress Semiconductor Corp       1,952,679
Delta Airlines Inc.             27,000,000
Dollar Thrifty Automotive GP     2,278,925
Dover Motorsports                  671,931
Eagle Materials Inc.               135,000
Elan PLC                         1,000,000
Expedia Inc.                     3,653,250
Express Scripts Inc.               914,000
First Marblehead Corp              600,000
General Motors                     193,550
Genesee & Wyoming Inc.             141,382
Greenbrier Companies Inc.          860,000
Gulfport Energy Corp               134,899
Hercules Offshore Inc.             192,800
Humana Inc                         654,400
IMAX Corp                          600,000
Informatica Corp.                  342,624
Isle of Capri Casinos            2,022,294
Jive Software                      534,915
Lakes Entertainment Inc          1,316,914
Las Vegas Sands Corp               900,000
Lodgenet Entertainment Corp      2,850,000
Lone Pine Resources Inc.           250,000
MarineMax Inc.                     463,500
Medcath Corporation              1,631,975
Melco Crown Entertainment        2,489,471
MGM Resorts Intl                 3,725,000
MTR Gaming Group Inc.            1,036,992
Nuance Communications, Inc.      1,065,100
Orbitz Worldwide Inc            24,605,094
Penn National Gaming             2,336,908
Pinnacle Enmt                      375,100
Plains Exploration & Product       112,830
Pozen Inc                        2,367,718
Priceline.com                      502,698
Pure Cycle Corp                  5,982,970
Republic Airways Holdings Inc.   2,417,181
Salesforce.com Inc.                 91,500
Spirit Airlines Inc.             5,182,025
Terex Corp                         110,000
The Manitowoc Company Inc.         657,000
Trex Company                       175,864
Trip Advisor                     2,980,650
United Continental Holdings      4,701,206
United Rentals Inc.              1,317,613
UnitedHealth Group Inc           2,500,000
Universal Health Services        1,073,100
ValueVision Media Inc.           4,850,000
VMware, Inc.                       199,332
Wellpoint Inc.                   1,300,000
Zillow Inc.                         25,000
Zipcar Inc.                        158,321